Membership Units - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2013	Dec. 25, 2012
Members' Equity [Abstract]
Distributions declared	$ 30,351,000	$ 149,000	$ 104,000
Distributions paid	30,351,000	$ 149,000	$ 104,000
Unpaid distributions	1,000,000
Habit Restaurants, LLC [Member]
Members' Equity [Abstract]
Distributions paid	$ 47,000